Shareholders' Equity - Schedule of Restricted Stock and Common Stock Unit Vested (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Shareholders' Equity
Restricted stock units vested and settled	16,000	7,000	20,000	11,000
Common stock issued, net of shares withheld	12,000	4,000	14,000	7,000